Related party transactions - Balances with the major related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Amounts due from related parties – current:
Amounts due from related parties	$ 9	¥ 64	¥ 475,426
Allowance for credit losses		(748,427)
Total current amounts due from related parties		748,491	475,426
Due from Related Parties, Noncurrent	1,436	10,000
Total current amounts due from related parties, net	9	64	475,426
Allowance for credit losses		(107,589)
Total noncurrent amounts due from related parties, net	1,436	10,000
Amounts due to related parties – current:
Amounts due to related parties	$ 1,464	10,191	96,596
Jimu Group
Amounts due from related parties – current:
Amounts due from related parties		748,427	475,005
Allowance for credit losses		748,427
Due from Related Parties, Noncurrent		117,589
Total current amounts due from related parties, net		748,427	475,005
Allowance for credit losses		107,589
Total noncurrent amounts due from related parties, net		117,589
Amounts due to related parties – current:
Amounts due to related parties		4,503	89,453
Other related parties
Amounts due from related parties – current:
Amounts due from related parties		64	421
Total current amounts due from related parties, net		64	421
Amounts due to related parties – current:
Amounts due to related parties		¥ 5,688	¥ 7,143